Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001006415
The Hartford Global Real Asset Fund (Prospectus Summary) | The Hartford Global Real Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE HARTFORD GLOBAL REAL ASSET FUND SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL.
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term total returns that outpace inflation over a macroeconomic cycle.
Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section beginning on page 34 of the Fund's statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 161 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 147% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	147.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a globally diverse mix of inflation-related equity investments (primarily from equity securities of natural resource companies), fixed income investments (primarily inflation protected securities, including U.S. Treasury Inflation Protected Securities (TIPS)), and commodities.  The Fund will invest in securities denominated in both U.S. dollars and foreign currencies, including securities that are generally traded on foreign markets.  The Fund has the flexibility, as market conditions change, to shift assets among the asset classes.  The Fund may also seek commodity exposure through exchange traded funds, commodity-linked notes, and by investing up to 25% of its total assets in The Hartford Cayman Global Real Asset Fund, Ltd., a wholly owned subsidiary of the Fund formed in the Cayman Islands (the “Subsidiary”), which invests primarily in commodity-related instruments.  The Subsidiary (unlike the Fund) may invest without limit in commodity-related investments, including commodity-linked notes, exchange traded funds, and commodity-related derivative investments (including futures contracts, options and swap agreements).  In connection with its investment in certain securities and derivative instruments, the Fund may hold cash or liquid securities that can be readily converted into cash.  The Fund expects to invest its assets principally in investments that, in the judgment of the sub-adviser, are affected directly or indirectly by the level of and changes in the rate of inflation and, therefore, provide real returns (such assets are defined as “real assets”).  Real return is the rate of return after adjusting for inflation. These real assets include equity and fixed income securities and other instruments issued by or related to natural resource companies, inflation protected bonds, and commodity related investments and derivative instruments.  Under normal circumstances, the Fund will invest at least 80% of its assets (plus borrowings for investment purposes) in such asset categories.

The Fund will target an investment allocation of approximately 55% of its assets in equity securities, 35% of its assets in fixed income investments, and 10% of its assets in commodity-related investments.  Although the Fund has the flexibility to change this allocation significantly as market conditions change, the allocation will generally vary by no more than +/-20%.  The Fund's investment in shares of the Subsidiary is not counted for purposes of determining the Fund's equity allocation.  Asset allocation decisions within these bands are at the discretion of the Fund's sub-adviser, Wellington Management Company, LLP (“Wellington Management”), and are based on Wellington Management's judgment of the projected outlook for inflation, investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category.  Under normal circumstances, at least 40% (and normally not less than 30%) of the Fund's net assets will be invested in or exposed to foreign securities or derivative instruments with exposure to foreign securities of at least three different countries outside the United States.  Investments are deemed to be “foreign” if: (a) an issuer's domicile or location of headquarters is in a foreign country; (b) an issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets situated in a foreign country; (c) the principal trading market for a security is located in a foreign country; or (d) it is a foreign currency.  The Fund's investments in derivative securities, exchange traded funds (ETFs) and exchange traded notes (ETNs) will be considered to be “foreign” if the underlying assets represented by the investment are determined to be foreign using the foregoing criteria.

Risk, Heading	rr_RiskHeading	MAIN RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock

The primary risks of investing in the Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund's statutory prospectus.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Asset Allocation Risk - The risk that if the Fund's strategy for allocating assets among different asset classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

Natural Resources Industry Concentration Risk - The Fund's investments will be focused in the natural resources industry sector.  The natural resources industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and taxes and other governmental regulations.  Concentration in the natural resources industry may pose greater liquidity risk and increases the risk of loss should adverse economic developments occur in that industry.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund's income. These risks are greater during periods of rising inflation.  Volatility in interest rates and in fixed income markets may increase the risk that the Fund's investment in fixed income securities will go down in value.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund's foreign investments.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Derivatives Risk - Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment.  Successful use of derivative instruments by the Fund depends on the sub-adviser's judgment with respect to a number of factors and the Fund's performance could be worse and/or more volatile than if it had not used these instruments.  In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the sub-adviser seeks exposure, or the overall securities markets.

Leverage Risk - Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Leverage may also cause the Fund to be more volatile than if it had not been leveraged.  The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so.

Swap Agreements Risk - A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component.  Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Commodities Related Investments Risk -  Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Volatility in the commodities markets may result in rapid and substantial changes (positive or negative) in the value of the Fund's holdings. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political, regulatory and market developments. The frequency and magnitude of such changes cannot be predicted.

Inflation Protected Securities Risk - The value of inflation protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal (or stated) interest rates and the rate of inflation.  In general, the price of an inflation-protected debt security can decrease when real interest rates increase, and can increase when real interest rates decrease.  Interest payments on inflation-protected debt securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.  The market for inflation protected securities may be less developed or liquid, and more volatile, than certain other securities markets.

Junk Bond Risk - Investments rated below investment grade (also referred to as “junk bonds”) are considered to be speculative and are subject to heightened credit risk, which may make the Fund more sensitive to adverse developments in the U.S. and abroad.  Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities.  The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.  There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Subsidiary Risk - By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments.  The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is not subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information and could adversely affect the Fund.

Active Trading Risk -  Active trading could increase the Fund's transaction costs and may increase your taxable distributions.  These effects may also adversely affect Fund performance.

The Fund is subject to certain other risks, which are described elsewhere in the Fund's statutory prospectus.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com.  The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund's operating expenses had not been limited.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows how the Fund's total return has varied from year to year
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordmutualfunds.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year (excludes sales charges)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart:

•                 Shows how the Fund's total return has varied from year to year

•                 Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•                 Shows the returns of the Fund's Class A shares.  Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 7.16% (3rd quarter, 2012) Lowest -15.37% (3rd quarter, 2011)
Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL RETURNS.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows returns for the Fund over time compared to those of six broad-based market indices and the Fund's blended benchmark.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the “Performance Notes” section in the Fund's statutory prospectus.

Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2013 (including sales charges)
The Hartford Global Real Asset Fund (Prospectus Summary) | The Hartford Global Real Asset Fund | MSCI All Country World Commodity Producers Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World Commodity Producers Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford Global Real Asset Fund (Prospectus Summary) | The Hartford Global Real Asset Fund | Barclays U.S. TIPS 1-10 Year Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays U.S. TIPS 1-10 Year Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.59%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford Global Real Asset Fund (Prospectus Summary) | The Hartford Global Real Asset Fund | Dow Jones UBS Commodities Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones UBS Commodities Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.35%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.12%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford Global Real Asset Fund (Prospectus Summary) | The Hartford Global Real Asset Fund | Global Real Asset Fund Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Global Real Asset Fund Blended Index (reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.07%)	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.68%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010	[1]
The Hartford Global Real Asset Fund (Prospectus Summary) | The Hartford Global Real Asset Fund | MSCI All Country World Energy Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World Energy Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford Global Real Asset Fund (Prospectus Summary) | The Hartford Global Real Asset Fund | MSCI All Country World Metals & Mining Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World Metals & Mining Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(17.04%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.17%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford Global Real Asset Fund (Prospectus Summary) | The Hartford Global Real Asset Fund | S&P Goldman Sachs Commodity Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Goldman Sachs Commodity Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.24%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford Global Real Asset Fund (Prospectus Summary) | The Hartford Global Real Asset Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.93%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses of the Subsidiary	rr_Component1OtherExpensesOverAssets	0.08%
All other expenses	rr_Component2OtherExpensesOverAssets	0.26%
Total other expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.54%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.17%	[3],[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.37%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	682
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	994
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,328
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,270
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	682
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	994
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,328
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,270
Annual Return 2011	rr_AnnualReturn2011	(10.65%)
Annual Return 2012	rr_AnnualReturn2012	3.70%
Annual Return 2013	rr_AnnualReturn2013	(3.96%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.37%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.24%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.06%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford Global Real Asset Fund (Prospectus Summary) | The Hartford Global Real Asset Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.32%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.25%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford Global Real Asset Fund (Prospectus Summary) | The Hartford Global Real Asset Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.17%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.03%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford Global Real Asset Fund (Prospectus Summary) | The Hartford Global Real Asset Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.93%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses of the Subsidiary	rr_Component1OtherExpensesOverAssets	0.08%
All other expenses	rr_Component2OtherExpensesOverAssets	0.23%
Total other expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.26%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.14%	[3],[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.12%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	315
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	693
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,584
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	215
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	693
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,197
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,584
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.65%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford Global Real Asset Fund (Prospectus Summary) | The Hartford Global Real Asset Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.93%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses of the Subsidiary	rr_Component1OtherExpensesOverAssets	0.08%
All other expenses	rr_Component2OtherExpensesOverAssets	0.18%
Total other expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[3],[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.12%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	656
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,458
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	114
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	375
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	656
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,458
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.70%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford Global Real Asset Fund (Prospectus Summary) | The Hartford Global Real Asset Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.93%	[5]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[5]
Other expenses of the Subsidiary	rr_Component1OtherExpensesOverAssets	0.08%	[5]
All other expenses	rr_Component2OtherExpensesOverAssets	0.35%	[5]
Total other expenses	rr_OtherExpensesOverAssets	0.43%	[5]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.88%	[5]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.26%	[3],[4],[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.62%	[3],[4],[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	165
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	566
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	992
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,180
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	165
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	566
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	992
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,180
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.12%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford Global Real Asset Fund (Prospectus Summary) | The Hartford Global Real Asset Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.93%	[5]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[5]
Other expenses of the Subsidiary	rr_Component1OtherExpensesOverAssets	0.08%	[5]
All other expenses	rr_Component2OtherExpensesOverAssets	0.24%	[5]
Total other expenses	rr_OtherExpensesOverAssets	0.32%	[5]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.52%	[5]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.20%	[3],[4],[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.32%	[3],[4],[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	134
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	461
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	810
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,796
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	134
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	461
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	810
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,796
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R4 - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.93%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford Global Real Asset Fund (Prospectus Summary) | The Hartford Global Real Asset Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.93%	[5]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[5]
Other expenses of the Subsidiary	rr_Component1OtherExpensesOverAssets	0.08%	[5]
All other expenses	rr_Component2OtherExpensesOverAssets	0.19%	[5]
Total other expenses	rr_OtherExpensesOverAssets	0.27%	[5]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%	[5]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[3],[4],[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.07%	[3],[4],[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	656
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,464
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	109
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	372
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	656
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,464
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R5 - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.66%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford Global Real Asset Fund (Prospectus Summary) | The Hartford Global Real Asset Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.93%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses of the Subsidiary	rr_Component1OtherExpensesOverAssets	0.08%
All other expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total other expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[3],[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.02%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	344
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	603
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,344
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	104
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	344
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	603
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,344
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.52%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010

[1]	The Global Real Asset Fund Blended Index is calculated by the Investment Manager and represents the weighted return of 55% MSCI All Country World Commodity Producers Index, 35% Barclays U.S. TIPS 1-10 Year Index and 10% Dow Jones UBS Commodities Index.
[2]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
[3]	Hartford Funds Management Company, LLC (the 'Investment Manager') has contractually agreed to waive the management fee in an amount equal to the management fee paid to it by the Fund's wholly owned Cayman Islands subsidiary fund. This waiver will remain in effect for as long as the Fund remains invested in that subsidiary fund.
[4]	The Investment Manager has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.35% (Class A), 2.10% (Class C), 1.10% (Class I), 1.60% (Class R3), 1.30% (Class R4), 1.05% (Class R5) and 1.00% (Class Y). In addition, Hartford Administrative Services Company ('HASCO'), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2015, and shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.
[5]	Other expenses include an administrative services fee paid by the Fund for third party recordkeeping that is payable as a percentage of net assets in the amount of up to: 0.20% (Class R3), 0.15% (Class R4) and 0.10% (Class R5).